Asset Retirement Obligations (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 64,345	$ 45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$ 66,723	$ 64,345